Commitments and Contingencies (Tables)	12 Months Ended
Jun. 27, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments under non-cancelable operating lease agreements
Fiscal year ended:
2022	54,194
2023	55,898
2024	55,073
2025	54,926
2026	52,646
Thereafter	627,632
Total	$900,369

(1)      During fiscal year 2021, we deferred $10,402 of future minimum rental payments under non-cancelable operating lease agreements from fiscal 2021 to be paid in fiscal years 2023, 2024 and 2025, at an interest rate of LIBOR plus 3% per annum. These deferrals are included in other long-term liabilities in the consolidated balance sheets, and are excluded from the table above. See Note 2 — Significant Accounting Policies: Recently Adopted Accounting Standards for more information.

Schedule of aggregate maturities of capital lease obligations
Fiscal year ended:
2022	31,410
2023	33,102
2024	33,277
2025	35,357
2026	36,101
Thereafter	1,028,328
Total rent payments	1,197,575

Capital lease interest expense	822,977
Total	$374,598

Schedule of asset retirement obligation activity
	2021	2020
Balance at beginning of the year	$4,199	$4,132
Additional obligations incurred	216	12
Obligations settled in current period	(62)	(143)
Changes in estimates, including timing and renewals	(182)	(92)
Accretion expense	296	290
Balance at the end of the year	$4,467	$4,199